UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.5%)
Austria (1.5%)
Oil & Gas (1.5%)
C.A.T. oil AG*§	147,073	$3,991,512
TOTAL AUSTRIA		3,991,512
Belgium (1.2%)
Metals & Mining (1.2%)
Umicore	13,716	3,112,372
TOTAL BELGIUM		3,112,372
Brazil (1.1%)
Oil & Gas (1.1%)
Petroleo Brasileiro SA - Petrobras ADR§	51,668	2,885,658
TOTAL BRAZIL		2,885,658
Denmark (1.3%)
Pharmaceuticals (1.3%)
Novo Nordisk AS Series B	32,452	3,411,385
TOTAL DENMARK		3,411,385
France (10.4%)
Banks (3.4%)
BNP Paribas§	34,871	3,835,150
Societe Generale§	28,950	4,978,431
		8,813,581
Beverages (1.3%)
Pernod Ricard SA	15,556	3,268,123
Insurance (2.2%)
Axa§	145,938	5,698,100
Oil & Gas (1.5%)
Total SA§	50,359	3,967,870
Pharmaceuticals (0.9%)
Sanofi-Aventis§	29,579	2,478,870
Textiles & Apparel (1.1%)
LVMH Moet Hennessy Louis Vuitton SA§	26,694	2,984,779
TOTAL FRANCE		27,211,323
Germany (10.0%)
Auto Components (2.0%)
Continental AG§	35,994	5,189,299
Banks (1.5%)
Deutsche Bank AG	27,915	3,783,064
Electric Utilities (2.1%)
E.ON AG	34,677	5,459,450
Electrical Equipment (1.2%)
Norddeutsche Affinerie AG	73,888	3,186,849
Multi-Utilities (1.8%)
RWE AG§	44,510	4,730,340
Software (1.4%)
SAP AG§	66,869	3,622,355
TOTAL GERMANY		25,971,357
Greece (2.0%)
Diversified Telecommunication Services (2.0%)
Hellenic Telecommunications Organization SA (OTE)	177,180	5,317,413
TOTAL GREECE		5,317,413

	Number of
	Shares	Value

COMMON STOCKS
India (2.6%)
Diversified Telecommunication Services (2.6%)
Bharti Airtel, Ltd.*	304,800	$6,726,691
TOTAL INDIA		6,726,691
Israel (1.6%)
Pharmaceuticals (1.6%)
Teva Pharmaceutical Industries, Ltd. ADR§	99,367	4,175,401
TOTAL ISRAEL		4,175,401
Italy (3.3%)
Banks (2.6%)
Intesa Sanpaolo§	729,236	5,519,303
UniCredito Italiano SpA	158,824	1,347,986
		6,867,289
Oil & Gas (0.7%)
Eni SpA§	49,259	1,724,773
TOTAL ITALY		8,592,062
Japan (17.0%)
Automobiles (1.3%)
Toyota Motor Corp.	55,309	3,345,436
Banks (3.0%)
Mitsubishi UFJ Financial Group, Inc.	254	2,696,995
Mizuho Financial Group, Inc.	710	4,975,405
		7,672,400
Chemicals (3.3%)
Kuraray Company, Ltd.	276,535	3,163,488
Shin-Etsu Chemical Company, Ltd.	72,905	5,356,135
		8,519,623
Diversified Financials (1.6%)
Daiwa Securities Group, Inc.	400,096	4,223,235
Electronic Equipment & Instruments (1.5%)
Omron Corp.	150,300	3,963,227
Household Products (1.4%)
Uni-Charm Corp.§	68,709	3,721,216
Machinery (2.8%)
Komatsu, Ltd.	233,490	7,332,049
Specialty Retail (2.1%)
Yamada Denki Company, Ltd.§	55,445	5,481,471
TOTAL JAPAN		44,258,657
Luxembourg (1.4%)
Energy Equipment & Services (1.4%)
Acergy SA§	134,457	3,578,579
TOTAL LUXEMBOURG		3,578,579
Mexico (2.4%)
Wireless Telecommunication Services (2.4%)
America Movil SAB de CV ADR Series L	102,546	6,140,454
TOTAL MEXICO		6,140,454
Netherlands (7.1%)
Banks (2.8%)
ABN AMRO Holding NV§	145,998	7,207,095
Food Products (1.5%)
Royal Numico NV§	55,801	4,061,586
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	97,519	3,944,055

	Number of
	Shares	Value

COMMON STOCKS
Netherlands
Oil & Gas (1.3%)
Royal Dutch Shell PLC Class A§	87,938	$3,426,128
TOTAL NETHERLANDS		18,638,864
Norway (3.0%)
Banks (1.5%)
DNB NOR ASA	284,984	3,757,687
Oil & Gas (1.5%)
Prosafe ASA§	255,613	3,964,600
TOTAL NORWAY		7,722,287
Singapore (2.1%)
Banks (2.1%)
United Overseas Bank, Ltd.	373,824	5,460,766
TOTAL SINGAPORE		5,460,766
Spain (1.1%)
Tobacco (1.1%)
Altadis SA§	43,037	2,800,748
TOTAL SPAIN		2,800,748
Sweden (1.5%)
Communications Equipment (1.5%)
Telefonaktiebolaget LM Ericsson	1,044,352	3,910,158
TOTAL SWEDEN		3,910,158
Switzerland (4.2%)
Banks (1.7%)
UBS AG	78,243	4,325,873
Food Products (1.1%)
Nestle SA	7,428	2,849,876
Pharmaceuticals (1.4%)
Novartis AG	67,675	3,645,517
TOTAL SWITZERLAND		10,821,266
Taiwan (1.0%)
Diversified Telecommunication Services (1.0%)
Chunghwa Telecom Company, Ltd. ADR§	161,480	2,677,338
TOTAL TAIWAN		2,677,338
United Kingdom (20.7%)
Aerospace & Defense (1.5%)
BAE Systems PLC	467,623	3,966,127
Banks (4.8%)
Barclays PLC	241,204	3,389,529
HSBC Holdings PLC§	286,841	5,325,166
Royal Bank of Scotland Group PLC	325,554	3,877,777
		12,592,472
Beverages (1.8%)
SABMiller PLC	184,563	4,735,621
Commercial Services & Supplies (0.5%)
Hays PLC	444,528	1,440,270
Food & Drug Retailing (1.4%)
Tesco PLC	437,616	3,596,076
Metals & Mining (3.2%)
BHP Billiton PLC	284,425	8,349,023
Oil & Gas (1.8%)
BP PLC	394,425	4,571,304

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom
Pharmaceuticals (2.7%)
AstraZeneca PLC	47,934	$2,478,509
GlaxoSmithKline PLC	178,428	4,517,776
		6,996,285
Tobacco (1.6%)
Imperial Tobacco Group PLC	93,793	4,113,362
Wireless Telecommunication Services (1.4%)
Vodafone Group PLC	1,231,810	3,704,729
TOTAL UNITED KINGDOM		54,065,269
TOTAL COMMON STOCKS (Cost $172,272,878)		251,469,560

SHORT-TERM INVESTMENTS (21.8%)
State Street Navigator Prime Portfolio§§	48,919,215	48,919,215

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/07	$7,804	7,804,000
TOTAL SHORT-TERM INVESTMENTS (Cost $56,723,215)		56,723,215

TOTAL INVESTMENTS AT VALUE (118.3%) (Cost $228,996,093)		308,192,775

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.3%)		(47,590,331)

NET ASSETS (100.0%)		$260,602,444

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $228,996,093, $82,422,605, $(3,225,923) and $79,196,682, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007